Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Non-cancellable Operating Lease Rentals Payable	Non-cancellable operating lease rentals at June 30, 2012 are payable as follows (in thousands):

Year Ending June 30,
2013	$7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869

$28,106

Future Minimum Payments to Be Received Under Sales-type and Operating Fleet Leases

Future minimum receipts under sales-type and operating fleet leases at June 30, 2012 are as follows (in thousands):

Year Ending June 30,
2013	$8,151
2014	2,476
2015	1,235
2016	1,004
2017	855
Thereafter	3,649

$17,370